Debt - Schedule of Components of Interest Expense (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Amortization of debt issuance costs		$ 993	$ 1,281	$ 1,101
Loss on extinguishment of debt			2,736
Other		(9)		(68)
Interest expense, net		11,545	16,283	12,721
Predecessor
Debt Instrument [Line Items]
Interest expense, net	$ 128
Term Loan
Debt Instrument [Line Items]
Interest on debt		10,192	12,076	10,988
Term Loan | Predecessor
Debt Instrument [Line Items]
Interest on debt	126
Revolving Credit Facility
Debt Instrument [Line Items]
Interest on debt		$ 369	$ 190	$ 700
Revolving Credit Facility | Predecessor
Debt Instrument [Line Items]
Interest on debt	$ 2